Leases and Restricted Cash - Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Total	$ 598,329	$ 637,574
Less current portion	31,668	70,272
Total	566,661	567,302
RasGas II LNG Carriers [Member]
Capital Leased Assets [Line Items]
Total	472,806	472,085
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Total	$ 125,523	$ 165,489